Available-for-sale debt securities (Tables)	12 Months Ended
Dec. 31, 2024
Debt Securities, Available-for-Sale [Abstract]
Summary of Details of Available-for-sale Debt Securities
The cost basis, fair values and gross unrealized gains and losses of available-for-sale debt securities, at fair value are as follows (in thousands):
Table 4.1. Details of Available-for-sale Debt Securities

	December 31, 2024				December 31, 2023
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$—	$—	$—	$—	$111,379	$40	$(12)	$111,407
U.S. agency bonds	$—	$—	$—	$—	128,520	199	(3)	128,716

Total	$—	$—	$—	$—	$239,899	$239	$(15)	$240,123

Summary of Maturities of Available-for sale Debt Securities
The following table presents certain information regarding contractual maturities of our available-for-sale debt securities, at fair value (in thousands):
Table 4.2. Maturities of Available-for sale Debt Securities

Maturity	December 31, 2024				December 31, 2023
	Amortized Cost	% of Total	Fair Value	% of Total	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$—	— %	$—	— %	$152,108	63.0%	$152,183	63.0%
After one year through five years	—	— %	—	— %	87,791	37.0%	87,940	37.0%

Total	$—	— %	$—	— %	$239,899	100.0%	$240,123	100.0%

Summary of Interest Income on Available-for-sale Debt Securities	Table 4.3. Interest Income on Available-for-sale Debt Securities

	Year ended December 31,
	2024	2023	2022
Interest income	$8,452	$5,771	$482,684